Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 3,058,109	$ 2,034,261	$ 2,368,085
Non-current receivables from contracts with customers	1,093,854	1,634,729
United Kingdom
Disclosure of geographical areas [line items]
Revenue from contracts with customers	784,301	401,790	529,372
Non-current receivables from contracts with customers	43,383	63,738
Sweden
Disclosure of geographical areas [line items]
Revenue from contracts with customers	632,670	353,590	272,891
Non-current receivables from contracts with customers	534,387	1,015,649
Germany
Disclosure of geographical areas [line items]
Revenue from contracts with customers	227,115	156,361	242,923
Non-current receivables from contracts with customers	32,140	11,837
Norway
Disclosure of geographical areas [line items]
Revenue from contracts with customers	195,218	112,958	92,688
United States
Disclosure of geographical areas [line items]
Revenue from contracts with customers	173,446	219,888	388,080
Non-current receivables from contracts with customers	68,854	84,211
Belgium
Disclosure of geographical areas [line items]
Revenue from contracts with customers	151,980	123,254	111,829
Netherlands
Disclosure of geographical areas [line items]
Revenue from contracts with customers	145,712	99,848	98,351
Korea
Disclosure of geographical areas [line items]
Revenue from contracts with customers	128,338	32,279	59,809
Non-current receivables from contracts with customers	109,934	257
Australia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	105,174	61,691	103,288
Denmark
Disclosure of geographical areas [line items]
Revenue from contracts with customers	98,841	91,375	95,234
Finland
Disclosure of geographical areas [line items]
Revenue from contracts with customers	76,312	46,215	45,567
Switzerland
Disclosure of geographical areas [line items]
Revenue from contracts with customers	64,336	43,259	42,611
Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	59,447	77,023	129,209
Spain
Disclosure of geographical areas [line items]
Revenue from contracts with customers	43,923	29,501	21,594
China
Disclosure of geographical areas [line items]
Revenue from contracts with customers	43,748	74,373	26,216
Non-current receivables from contracts with customers	273,945	417,070
Austria
Disclosure of geographical areas [line items]
Revenue from contracts with customers	37,333	35,583	33,898
Italy
Disclosure of geographical areas [line items]
Revenue from contracts with customers	31,167	16,988	35,244
Portugal
Disclosure of geographical areas [line items]
Revenue from contracts with customers	28,028	15,372	12,497
Other countries1
Disclosure of geographical areas [line items]
Revenue from contracts with customers	31,020	42,913	$ 26,784
Non-current receivables from contracts with customers	$ 31,211	$ 41,967